ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]

Accounts payable consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011

Accounts payable	$4,069,697	$1,500,661
Notes payable	6,415,627	3,177,680
	$10,485,324	$4,678,341